Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases
Future minimum lease payments under non-cancelable lease obligations at December 31, 2013 are as follows (all amounts in thousands):

Year Ending December 31,
2014	$687
2015	628
2016	483
2017	238
2018	59
Thereafter	0
$2,095